Revenue Recognition (Details 2) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Guarantees and Product Warranties [Abstract]
Accounts receivable	$ 368,371	$ 324,302	$ 730,890	$ 685,111
Unbilled revenue (reported in accounts receivable)	131,178	31,610	183,002	256,252
Contract assets	90,592	275,337	195,516	144,364	$ 144,364
Deferred revenue	$ (120,611)	$ (406,508)	$ (816,672)	$ (466,045)